Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021, are presented below:

	2022	2021	2020
Computed “expected” tax expense	$(314,497)	$(5,535)	$(10,192)
Change in statutory, foreign tax, foreign exchange rates and other	48,994	(231,545)	150,835
Permanent differences	187,044	(227)	(180,123)
Adjustment to prior years provision versus statutory tax returns	(5)	(17,161)	55,243
Change in valuation allowance	138,474	37,791	39,480
(Provision for) Recovery of current income taxes	$(60,010)	$(6,178)	$55,243
Deferred income taxes	210,499	(210,499)	-
Total taxation	$159,489	$(216,677)	$55,243

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 are presented below:

	2022	2021
Deferred tax (liabilities) assets:
Net operating loss carry forwards	$208,480	$285,045
Equipment	1,627	74
Intangible assets	(263,915)	(389,831)
Other	273,357	193,220
Valuation Allowance	(219,549)	(299,007)
Total deferred tax (liability) asset	$-	$(210,499)